Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Interest cost	$ 4	$ 5
Expected return on plan assets	(6)	(6)
Curtailment gain		(57)
Net periodic benefit cost (income)	$ (2)	$ (58)	$ (199)